John Hancock Equity Funds

        Supplement to the Class A, Class B and Class C Shares Prospectus
                               dated March 1, 2007

John Hancock Growth Trends Fund

Effective March 14, 2007, the "Portfolio Managers" section on page 15, for John Hancock Growth Trends Fund will be deleted and replaced with the following:

Portfolio Managers

FINANCIAL SERVICES - James K. Schmidt, CFA*
Managed fund since it began in 2000

Lisa A. Welch
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 2006

Financial services portfolio managers share investment strategy and decisions.

HEALTH CARE - Jon D. Stephenson, CFA
Joined fund team in 2007

TECHNOLOGY - Thomas P. Norton, CFA
Joined fund team in 2006

*As of April 30, 2007, James K. Schmidt will be retiring from the portfolio management team.

In addition, on page 49, the Management Biography for Robert C. Junkin has been deleted and the following Management Biography has been added:

Jon D. Stephenson, CFA
Portfolio manager, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 2007
Senior research analyst, Summer Street
 Research Partners (2003-2007)
Healthcare research analyst, State Street
 Research & Management (2001-2003)
Began business career in 1997

EQTPS                                                             March 14, 2007

                            John Hancock Sector Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus
                               dated March 1, 2007

John Hancock Health Sciences Fund

Effective March 14, 2007, the "Portfolio Manager" section on page 7, for John Hancock Health Sciences Fund will be deleted and replaced with the following:

Portfolio Manager

   Jon D. Stephenson, CFA
   Joined fund team in 2007

In addition, on page 28, the following will be added to the "Management Biographies section:

Jon D. Stephenson, CFA
Portfolio manager, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 2007
Senior research analyst, Summer Street
 Research Partners (2003-2007)
Healthcare research analyst, State Street
 Research & Management (2001-2003)
Began business career in 1997


SECPS                                                             March 14, 2007

                            JOHN HANCOCK EQUITY TRUST

                         John Hancock Growth Trends Fund
                             ("Growth Trends Fund")
                        Class A, Class B, Class C Shares

                           John Hancock Small Cap Fund
                               ("Small Cap Fund")
                  Class A, Class B, Class C and Class I Shares

                      John Hancock Technology Leaders Fund
                           ("Technology Leaders Fund")
                  Class A, Class B, Class C and Class I Shares


              Supplement to the Statement of Additional Information
                               dated March 1, 2007


John Hancock Growth Trends Fund

Effective March 14, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on pages 66 and 67, the "Other Accounts the Portfolio Managers are Managing" section has been deleted and replaced with the following to reflect the addition of Jon D. Stephenson, CFA and the departure of Robert C. Junkin, CPA from the Growth Trends Fund's portfolio management team.

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager, information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2006. The information in the table for Mr. Stephenson, who recently joined the portfolio management team, is as of February 28, 2007. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Growth Trends Fund

----------------------------------- -------------------------------------------------------------------------
PORTFOLIO MANAGER NAME              OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
----------------------------------- -------------------------------------------------------------------------
James K. Schmidt, CFA               Other Registered Investment Companies:  Six (6) funds with total net assets of approximately $5.3 billion.
                                    Other Pooled Investment Vehicles:  None
                                    Other Accounts: None.

----------------------------------- -------------------------------------------------------------------------
Thomas P, Norton, CFA               Other Registered Investment Companies:  Four (4) funds with total net assets of approximately $358.6 million.
                                    Other Pooled Investment Vehicles:  None
                                    Other Accounts: One (1) account with total net assets of approximately
                                    $12 million.
----------------------------------- -------------------------------------------------------------------------
Lisa A. Welch                       Other Registered Investment Companies:  Six (6) funds with total net assets of approximately $5.2 billion.
                                    Other Pooled Investment Vehicles:  None
                                    Other Accounts: None.

----------------------------------- -------------------------------------------------------------------------
Roger C. Hamilton                   Other Registered Investment Companies: Four (4) funds with total net assets of approximately $1.6 billion.
                                    Other Pooled Investment Vehicles:  None
                                    Other Accounts:  Thirty-four (34) accounts with total net assets of approximately $27 million.

----------------------------------- -------------------------------------------------------------------------
Jon D. Stephenson, CFA*             Other Registered Investment Companies:  One (1) fund with total net assets of approximately $226.9 million.
                                    Other Pooled Investment Vehicles:  None
                                    Other Accounts:  One (1) account with total net assets of approximately
                                    $16 million.

----------------------------------- -------------------------------------------------------------------------

  *  Information  for  Mr.   Stephenson,   who  recently  joined  the  portfolio
     management team, is as of February 28, 2007.

Small Cap Fund

---------------------------------- --------------------------------------------------------------------------
PORTFOLIO MANAGER NAME             OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
---------------------------------- --------------------------------------------------------------------------
Charles S. Glovsky                 Other Registered Investment Companies: Three  (3) funds with total net assets of approximately $483 million

                                   Other Pooled Investment Vehicles:  Four (4) entities with total net assets of approximately $72 million

                                   Other Accounts:  Forty-one (41) accounts with total net assets of approximately $775 million
---------------------------------- --------------------------------------------------------------------------

Technology Leaders Fund

---------------------------------- --------------------------------------------------------------------------
PORTFOLIO MANAGER NAME             OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
---------------------------------- --------------------------------------------------------------------------
Thomas P. Norton, CFA              Other Registered Investment Companies:  Four (4) funds with total net assets of approximately $467.2 million.

                                   Other Pooled Investment Vehicles:  None

                                   Other Accounts:  One (1) account with total net assets of approximately
                                   $12 million.
---------------------------------- --------------------------------------------------------------------------

The Adviser and Sub-Advisers do not receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above.

Effective March 14, 2007, under the `ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 70, the "Share Ownership by Portfolio Managers" section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

Growth Trends Fund

---------------------------------- -----------------------------------
Portfolio Manager                    Range of Beneficial Ownership
---------------------------------- -----------------------------------
James K. Schmidt                                   D
---------------------------------- -----------------------------------
Thomas P. Norton                                   A
---------------------------------- -----------------------------------
Lisa A. Welch                                      C
---------------------------------- -----------------------------------
Roger C. Hamilton                                  A
---------------------------------- -----------------------------------
Jon D. Stephenson, CFA*                            A
---------------------------------- -----------------------------------
  * Information for Mr. Stephenson who recently joined the portfolio management team, is as of February 28, 2007.


Technology Leaders Fund

---------------------------- -----------------------------------------
Portfolio Manager                 Range of Beneficial Ownership
---------------------------- -----------------------------------------
Thomas P. Norton                                A
---------------------------- -----------------------------------------






EQTSAIS                                                           March 14, 2007